SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Summary of the Company's Segment Net Sales, Gross Profit and Income Before Income Taxes

Summarized below are the Company’s segment net sales, gross profit and income before income taxes for the years ended December 31, 2020, 2019 and 2018 based on the current reporting segment structure.

	Years Ended December 31,
		% of		% of		% of
		Net		Net		Net
Sales by Segment	2020	Sales	2019	Sales	2018	Sales
	(in thousands, except percentages)
Equipment	$12,385	51%	$43,722	67%	$97,680	84%
Services	11,925	49%	21,901	33%	18,264	16%
Total	$24,310	100%	$65,623	100%	$115,944	100%

	Years Ended December 31,
		Gross Profit		Gross Profit		Gross Profit
Gross profit by Segment	2020	%	2019	%	2018	%
	(in thousands, except percentages)
Equipment	$1,237	10%	$14,156	32%	$25,598	26%
Services	2,292	19%	10,001	46%	6,670	37%
Total	$3,529	15%	$24,157	37%	$32,268	28%

	Years ended December 31,
Segment income and Income (loss) before income taxes	2020	2019	2018
	(in thousands)
Equipment	$(7,640)	$51	$13,398
Services	2,292	10,001	6,670
Total segment income (loss)	(5,348)	10,052	20,068
General and corporate	(20,110)	(13,996)	(15,626)
Income (loss) before income taxes	$(25,458)	$(3,944)	$4,442

Schedule of Sales Data by Geographical Area

Sales are attributed to a geographical area based upon the location of the customer. Sales data by geographical area are as follows:

	Years Ended December 31,
		% of		% of		% of
	2020	Net Sales	2019	Net Sales	2018	Net Sales
	(in thousands, except percentages)
Net Sales by Region
China	$2,286	10%	$2,439	4%	$3,146	3%
India	9,807	40%	37,206	57%	70,106	60%
Japan	12,208	50%	21,761	33%	35,504	31%
Taiwan	—	—%	3,515	5%	6,445	5%
Other	9	—%	702	1%	743	1%
Total	$24,310	100%	$65,623	100%	$115,944	100%

Schedule of Long-lived Assets, Consisting of Property, Plant and Equipment, by Geographical Area

Long-lived assets, consisting of property, plant and equipment, by geographical area are as follows:

	December 31,
	2020	2019
	(in thousands)
China	$565	$962
Other	55	130
Total long-lived assets	$620	$1,092